Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Preferred shares	Common shares Class A	Common shares Class B	Additional paid-in capital	Subscription receivable	Statutory reserve	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total Baiya's shareholders' equity	Non-controlling interests	Total
Balance at Dec. 31, 2024		$ 1,000		$ 1,796,285		$ 380,901	$ (221,139)	$ (1,456,778)	$ 500,269	$ 49,795	$ 550,064
Balance (in Shares) at Dec. 31, 2024		40,000
Shares issued for stock compensation expense		$ 78	$ 160	1,736,498					1,736,736		1,736,736
Shares issued for stock compensation expense (in Shares)		3,138	1,600,000
Net (loss) income								(4,757,278)	(4,757,278)	21,576	(4,735,702)
Foreign currency translation adjustment							17,504		17,504	4,646	22,150
Issuance of common stock for the IPO		$ 250		7,099,058					7,099,308		7,099,308
Issuance of common stock for the IPO (in Shares)		10,000
Issuance of common stock		$ 670		17,815,339					17,816,009		17,816,009
Issuance of common stock (in Shares)		26,856
Balance at Jun. 30, 2025		$ 1,999	$ 160	28,447,180		380,901	(203,635)	(6,214,056)	22,412,549	76,017	22,488,566
Balance (in Shares) at Jun. 30, 2025		79,994	1,600,000
Balance at Dec. 31, 2025		$ 2,964	$ 360	33,706,703		458,832	(147,070)	(11,066,628)	22,955,161	113,382	23,068,543	[1]
Balance (in Shares) at Dec. 31, 2025		118,584	3,600,000
Stock issued for Equity financing		$ 64,240		10,213,475	(4,814,678)				5,463,037		5,463,037
Stock issued for Equity financing (in Shares)		2,569,577
IPO Escrow account release				500,000					500,000		500,000
Disposal of subsidiaries										(117,600)	(117,600)
Transfer to statutory reserve						99,895		(99,895)
Shares issued for fractional share round up		$ 39							39		39
Shares issued for fractional share round up (in Shares)		1,553
Shares issued for stock compensation expense		$ 1,412		910,189					911,601		911,601
Shares issued for stock compensation expense (in Shares)		56,497
Net (loss) income								(2,432,837)	(2,432,837)	4,595	(2,428,242)
Foreign currency translation adjustment							53,973		53,973	3,508	57,481
Balance at Jun. 30, 2026		$ 68,655	$ 360	$ 45,330,367	$ (4,814,678)	$ 558,727	$ (93,097)	$ (13,599,360)	$ 27,450,974	$ 3,885	$ 27,454,859
Balance (in Shares) at Jun. 30, 2026		2,746,211	3,600,000

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4